Investment Objectives and Goals	Mar. 31, 2025
Defiance Daily Target 2X Short RIOT ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT RIOT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Riot Platforms, Inc. (Nasdaq: RIOT) The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Short SMCI ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT SMCI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Super Micro Computer, Inc. (Nasdaq: SMCI) The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Short LLY ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT LLY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Eli Lilly and Company (Nasdaq: LLY) The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.